Risk Management and Hedging Activities - Summary of Gross and Net Amounts of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Gross Amounts of Liabilities Presented in the Balance Sheet	$ (28)		$ (31)
Commodity Derivatives [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Gross Amounts of Assets Presented in the Balance Sheet	166		119
Amounts Not Offset in the Balance Sheet - Financial Instruments	(13)	[1]	(10)	[1]
Net Amount, Assets	153		109
Gross Amounts of Liabilities Presented in the Balance Sheet	(27)		(33)
Amounts Not Offset in the Balance Sheet - Financial Instruments	13	[1]	10	[1]
Net Amount, Liabilities	14		23
Interest rate derivative [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Gross Amounts of Assets Presented in the Balance Sheet	0
Amounts Not Offset in the Balance Sheet - Financial Instruments	0	[1]		[1]
Net Amount, Assets	0
Gross Amounts of Liabilities Presented in the Balance Sheet	(2)		(6)
Amounts Not Offset in the Balance Sheet - Financial Instruments	0	[1]		[1]
Net Amount, Liabilities	$ 2		$ 6

[1]	There is no cash collateral pledged or received against these positions.